Employee costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee costs
Wages and salaries	$ 425	$ 334	$ 345
Social security costs	106	91	82
Defined benefit plan pension costs (note 21)	10	13	12
Defined contribution plan pension costs (note 21)	19	17	17
Group employee costs	$ 560	$ 455	$ 456